ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accrued accounting and legal	$ 151,745	$ 93,595	$ 120,464
Accrued reimbursements	10,510	2,600	43,116
Accrued consulting	12,650	109,059	1,192
Accrued research and development expenses	148,932	246,030	181,884
Accrued office and other	644	7,912	10,202
Deferred rent	997	569	2,912
Accrued settlement related to arbitration	13,333	13,333	13,333
	$ 338,811	$ 473,098	$ 373,103